Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE WESTWOOD FUNDS (the “Trust”)

Westwood Equity Fund (Equity Fund)

Westwood Balanced Fund (Balanced Fund)

Westwood SmallCap Equity Fund (SmallCap Fund)

Westwood Mighty MitesSM Fund (Mighty Mites Fund)

Westwood Income Fund (Income Fund)

Westwood Intermediate Bond Fund (Intermediate Bond Fund)

Supplement dated May 3, 2007 to the Statement of Additional Information dated January 30, 2007

On May 1, 2007, the Trust informed Westwood Management Corporation (the “Sub-Adviser”) that the Trust had elected to terminate the Sub-Advisory Agreement with respect to the Westwood Income Fund and the Westwood SmallCap Equity Fund dated February 25, 1997, among the Trust, Gabelli Advisers, Inc. (the “Adviser”), and the Sub-Adviser (the “Sub-Advisory Agreement”) effective July 1, 2007. Gabelli Advisers, Inc. will remain as the investment adviser to the Westwood Income Fund and the Westwood SmallCap Equity Fund.

Beginning July 1, 2007, the Adviser will assume all of the duties and responsibilities with respect to these Funds that had been delegated to the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Sub-Adviser will continue to serve as sub-adviser to the Westwood Equity Fund, the Westwood Balanced Fund, and the Westwood Intermediate Bond Fund.

Additionally, effective July 1, 2007, the name of the Trust will change to the GAMCO Westwood Funds and the name of each of the individual funds will change as follows: GAMCO Westwood Equity Fund, GAMCO Westwood Balanced Fund, GAMCO Westwood SmallCap Equity Fund, GAMCO Westwood Mighty Mites Fund, GAMCO Westwood Income Fund and GAMCO Westwood Intermediate Bond Fund.

The following replaces the “Management of Other Accounts” section found on page 40 of the Statement of Additional Information effective July 1, 2007:

“The table below shows the number of other accounts managed by each Portfolio

Manager and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance. Westwood does not have any performance based fees.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Mario J. Gabelli(1)(2)	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	23 19 1,769	$13.4B $716M $11.4B	6 18 6	$5.0B $633.4M $1.4B

Walter K. Walsh(2)	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Laura Linehan(2)	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 0 0	$0 $0 $0	0 0 0	$0 $0 $0

Susan M. Byrne(3)(5)	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	11 10 61	$939.66M* $993.41M* $2,871.04M*	0 0 0	$0 $0 $0

Mark R. Freeman(4)(5)	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	9 8 51	$907.94M* $838.84M* $2,250.14M*	0 0 0	$0 $0 $0

Elizabeth M. Lilly(6)	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	1 0 4	$10.2M $0 $23.8M	0 0 0	$0 $0 $0

*Represents the portion of assets for which the Portfolio Manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other Portfolio Managers and therefore may be duplicated.

1 Portfolio Manager for the GAMCO Westwood Income Fund.
2 Co-Portfolio Manager for the GAMCO Westwood Mighty Mites Fund.
3 Portfolio Manager for the GAMCO Westwood Equity Fund.
4 Portfolio Manager for the GAMCO Westwood Intermediate Bond Fund.
5 Co-Portfolio Manager for the GAMCO Westwood Balanced Fund.
6 Portfolio Manager for the GAMCO SmallCap Equity Fund.

Also, the first sentence of the paragraph located under “Compensation Structure for Mario J. Gabelli” found on page 41 of the Statement of Additional Information is revised to read as follows:

“Mr. Gabelli received incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Mighty Mites Fund and the Income Fund.”

Ms. Lilly’s compensation methodology is described under “Other Portfolio Managers.”

Furthermore, effective July 1, 2007, the “Ownership of Shares in the Fund” table found on page 44 of the Statement of Additional Information will be revised to read as follows:

Team Member	Fund	Dollar Range of Equity Securities Held in Each Fund*
Mario J. Gabelli	GAMCO Westwood Income Fund GAMCO Westwood Mighty Mites Fund	C G
Walter K. Walsh	GAMCO Westwood Mighty Mites Fund	B
Laura Linehan	GAMCO Westwood Mighty Mites Fund	B
Susan M. Byrne	GAMCO Westwood Balanced Fund GAMCO Westwood Equity Fund	A A
Mark R. Freeman	GAMCO Westwood Balanced Fund GAMCO Westwood Intermediate Bond Fund	A A
Elizabeth M. Lilly	GAMCO SmallCap Equity Fund	A

*KEY TO DOLLAR RANGES- INFORMATION AS OF SEPTEMBER 30, 2006

A. None

B. $1 - $10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. $100,001 - $500,000

F. $500,001 - $1,000,000

G. over $1,000,000